Income Taxes (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Deferred revenue	$ 1,608,723	$ 1,049,187
Accrued expenses and other liabilities	63,972	465,538
Net operating loss carrying forwards	24,662,909	14,386,215
Gross current deferred tax assets	26,335,603	15,900,940
Less: valuation allowance	(24,715,317)	(14,498,497)
Total deferred tax assets	1,620,286	1,402,443
Deferred tax liabilities:
Account receivable and other assets	(220,222)	(235,717)
Intangible assets	(16,374)	(89,970)
Total deferred tax liabilities	$ (236,596)	$ (325,687)